Employee Benefits - Employee Benefit Expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Wages and salaries	$ 83,433	$ 70,238	$ 68,312
Social security costs	13,511	11,737	11,595
Employee profit sharing	2,598	2,035	1,112
Post-employment benefits	1,151	1,176	1,002
Share-based payments	866	854	575
Termination benefits	231	259	201
Employee benefits expense	$ 101,790	$ 86,299	$ 82,797